Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Tel: 202.739.3000
Fax: 202.739.3000
www.morganlewis.com
W. John McGuire
202.739.5654
wjcmguire@morganlewis.com
April 1, 2011
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	SSgA Active ETF Trust: Initial Registration Statement on Form N-1A (File No. 811-22542)
Ladies and Gentlemen:
On behalf of our client, SSgA Active ETF Trust (the “Trust”), we are filing, pursuant to the Securities Act of 1933, and under the Investment Company Act of 1940, the Trust’s registration statement on Form N-1A, together with certain exhibits thereto.
Please contact me at (202) 739-5654 with your questions or comments.
Sincerely,

/s/ W. John McGuire W. John McGuire